ADVANCED SERIES TRUST

AST International Equity Portfolio

Supplement dated August 4, 2025 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated May 1, 2025, as supplemented

This supplement should be read in conjunction with Summary Prospectus for AST International Equity Portfolio (the Portfolio) and the Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective September 30, 2025, Mr. Shane Duffy will no longer be a named portfolio manager on the Portfolio.

To reflect this change, all references and information pertaining to Mr. Duffy are hereby removed from the Trust’s Prospectus, SAI and the Summary Prospectus relating to the Portfolio effective September 30, 2025.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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